Restructuring and Related Activities Disclosure [Text Block]	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Restructuring And Related Activities Disclosure Text Block	Note 7 – Restructuring Charges

The Company has engaged in various cost improvement initiatives in order to positively impact productivity and profitability, including certain activities that management believes will result in a more efficient infrastructure that can be leveraged in the future.

The restructuring costs and activity in the restructuring reserve for the six months ended June 30, 2011 consisted of:

	Reserve Balance			Reserve Balance
	December 31, 2010	Expense	Payments	June 30, 2011
(in thousands)
Termination benefits	$ 37	$ -	$ (37)	$ -
Rent expense	141	-	(15)	126
	$ 178	$ -	$ (52)	$ 126